Property, Plant and Equipment	12 Months Ended
Mar. 31, 2020
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 7: — PROPERTY, PLANT AND EQUIPMENT

a.	Composition of assets grouped by major classifications are as follows:

	March 31,
	2020	2019
Cost:
Land	$7,628	$7,628
Buildings	187,570	183,496
Leasehold improvements	3,383	2,291
Machinery and equipment	212,480	200,375
Computer software and equipment	39,156	33,789
Motor vehicles	80	215
Furniture, fixtures and office equipment	15,047	14,900
	465,344	442,694
Accumulated depreciation and impairment charges:
Buildings	$78,150	$71,279
Leasehold improvements	1,847	1,689
Machinery and equipment	144,437	135,801
Computer software and equipment	20,857	18,294
Motor vehicles	80	215
Furniture, fixtures and office equipment	10,012	9,174
	255,383	236,452
Depreciated cost	$209,961	$206,242

b.	Depreciation expenses were $19,161, $17,017, and $14,727 for the years ended March 31, 2020, 2019 and 2018, respectively.
c.

Cost of property, plant and equipment includes capitalized interest expense, capitalized direct incremental costs (such as payroll and related expenses) and other internal costs incurred in order to bring the assets to their intended use in the amount of $15,333 as of March 31, 2020 and 2019.  There were no additional capitalized interest and other costs as of March 31, 2020 and 2019.

d.	Cost of computer equipment includes capitalized development costs of computer software developed for internal use in the amount of $13,912 and $7,854 as of March 31, 2020 and 2019, respectively.
e.

Asset disposals were $279 and $12,707 for the years ended March 31, 2020 and 2019, respectively, mainly relating to the write-off of fully depreciated computer equipment, software and production equipment.